CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.000004	$ 0.000004	$ 0.000004
Common stock, shares authorized	190,000,000	25,000,000	25,000,000
Common stock, shares issued	24,893,122	8,370,107	8,137,771
Common stock, shares outstanding	24,893,122	8,370,107	8,137,771
Redeemable Series A-1 Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	12,000	12,000
Temporary equity, shares issued	0	12,000	12,000
Temporary equity, shares outstanding	0	12,000	12,000
Temporary equity, aggregate liquidation preference	$ 0	$ 141,898	$ 123,417
Convertible And Redeemable Series A-2 Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	17,500	0
Temporary equity, shares issued	17,500	0
Temporary equity, shares outstanding	17,500	0
Temporary equity, aggregate liquidation preference	$ 182,200,000	$ 0